Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank Borrowings - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interbank Borrowings [Line Items]
Loans from Chilean Central Bank	$ 0	$ 6,048,867
Loans from chilean financial institutions	52,311	46,218
Total	4,337,947	10,366,499
Chilean Central Bank
Schedule of Interbank Borrowings [Line Items]
Loans from Chilean Central Bank	0	6,048,867
Subtotal
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	4,285,636	4,271,414
State Bank Of India
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	776,749	693,432
Wells Fargo Bank NA
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	538,546	497,833
Hong Kong and Shanghai Banking
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	397,288	126,075
Citibank N.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	385,461	378,760
International Finance Corporate
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	296,139	173,417
Sumitomo Mitsui Banking Corporation
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	249,618	451,646
The Bank Of New York Mellon
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	220,051	222,953
Bank of America
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	179,688	362,876
Standard Chartered Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	161,666	318,573
Commerzbank Ag
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	151,921	170,966
Banco Bilbao Vizcaya Argentaria
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	150,848	88,060
Zurcher Kantonalbank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	148,656	132,363
Caixabank Sa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	127,882	0
Saudi National Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	103,009	87,550
Corporacion Andina De Fomento
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	101,000	44,674
Banco Santander Hong Kong
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	55,982	9,641
Jpmorgan Chase Bank National A
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	52,224	0
Bnp Paribas Sa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	51,235	0
Lloyds Bank Plc
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	30,087	0
Banco Santander Singapur
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	29,132	22,309
Abanca Corporacion Bancaria S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	25,351	8,791
Bank Of Baroda
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	19,900	70,521
Dz Bank Ag Deutsche Zentralgen
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	14,918	0
Instituto De Credito Oficial
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	5,519	0
Dresdner Bank Frankfurt
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	3,243	0
Agricultural Bank Of China
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	3,034	1,015
Bank Of China
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	1,738	1,264
Banco De La Provincia De Bueno
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	865	0
Industrial And Commercial Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	471	144
Mufg Bank, Ltd.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	460	0
Cassa Di Risparmio Di Parma E
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	414	174
China Merchants Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	300	182
Kbc Bank Nv
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	274	0
Itau Unibanco S/A
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	262	0
Banco Santander Central Hispano
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	209	1,734
Turkiye Garanti Bankasi
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	187	70
Korea Exchange Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	171	2,416
Wachovia Bank Na
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	163	266
Bank Of Communications,Co. Ltd
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	157	71
The Industrial And Commercial
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	152	121
Shinhan Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	139	27
Bank For Investment And Devel
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	134	0
Finansbank A.S.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	90	38
China Construction Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	75	298
Hua Nan Commercial Bank, Ltd.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	71	211
Arab Bank Plc
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	40	0
Intesa Sanpaolo Spa
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	30	0
Icici Bank Limited
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	28	166
National Bank Of Greece S.A. ,
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	21	0
Unicredit Bulbank Ad
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	18	0
Deutsche Bank Ag
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	18	0
Santander Madrid Rrhh Convenio Social
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	2	0
The Toronto Dominion Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	136,525
Barclays Bank Plc London
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	134,625
Bayerische Landesbank Ag Munic
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	70,242
Bank Of Montreal
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	49,945
Taishin International Bank Co.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	8,740
Bank of Tokio Mitsubishi
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	443
Komercni Banka A.S.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	392
Australian And New Zeland Banking Group Ltd.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	354
Banca Intesa S.P.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	282
Banco Do Brasil
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	281
Bbva Bancomer
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	225
Bangkok Bank Public Company Limited
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	219
E. Sun Commercial Bank Ltd. ,
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	121
Banco De Sabadell, S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	107
Rhb Bank Berhad
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	61
Export-Import Bank Of Thailand
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	56
Banco Rio De La Plata S.A.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	50
Bank Of India
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	47
Citic Industrial Bank
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	37
Yapi Ve Kredi Bankasi A.S.
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	0	21
Svenka Handelsbanken Estocolmo
Schedule of Interbank Borrowings [Line Items]
Loans from foreign financial institutions	$ 0	$ 4